Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 26,818
Ending balance		23,503	$ 26,818
Carrying amount		23,503	26,818
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		54,522	52,269
Effect of movements in foreign exchange		(4,424)	1,039
Acquisitions		2,989	3,890
Acquisitions through business combinations		16	0
Disposals through sale and derecognition		(2,271)	(1,665)
Disposals through the sale of subsidiaries		(9)	0
Transfer (to)/from other asset categories and other movements	[1]	724	(1,011)
Ending balance		51,547	54,522
Carrying amount		51,547	54,522
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(30,430)	(28,024)
Effect of movements in foreign exchange		2,367	(594)
Depreciation		(3,518)	(3,573)
Disposals through sale and derecognition		2,121	1,533
Disposals through the sale of subsidiaries		5	0
Impairment losses		(247)	(181)
Transfer (to)/from other asset categories and other movements	[1]	(550)	409
Ending balance		(30,252)	(30,430)
Carrying amount		(30,252)	(30,430)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,054
Ending balance		7,307	8,054
Carrying amount		7,307	8,054
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		13,071
Effect of movements in foreign exchange		(1,015)
Acquisitions		25
Acquisitions through business combinations		11
Disposals through sale and derecognition		(210)
Disposals through the sale of subsidiaries		(2)
Transfer (to)/from other asset categories and other movements	[1]	446
Ending balance		12,325	13,071
Carrying amount		12,325	13,071
Land and buildings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,017)
Effect of movements in foreign exchange		335
Depreciation		(391)
Disposals through sale and derecognition		127
Disposals through the sale of subsidiaries		1
Impairment losses		(29)
Transfer (to)/from other asset categories and other movements	[1]	(44)
Ending balance		(5,018)	(5,017)
Carrying amount		(5,018)	(5,017)
Plant and equipment fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		14,370
Ending balance		12,821	14,370
Carrying amount		12,821	14,370
Plant and equipment fixtures and fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		39,783
Effect of movements in foreign exchange		(3,240)
Acquisitions		1,025
Acquisitions through business combinations		5
Disposals through sale and derecognition		(2,051)
Disposals through the sale of subsidiaries		(7)
Transfer (to)/from other asset categories and other movements	[1]	2,540
Ending balance		38,056	39,783
Carrying amount		38,056	39,783
Plant and equipment fixtures and fittings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(25,414)
Effect of movements in foreign exchange		2,032
Depreciation		(3,127)
Disposals through sale and derecognition		1,992
Disposals through the sale of subsidiaries		4
Impairment losses		(215)
Transfer (to)/from other asset categories and other movements	[1]	(506)
Ending balance		(25,235)	(25,414)
Carrying amount		(25,235)	(25,414)
Under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,669
Ending balance		1,166	1,669
Carrying amount		1,166	1,669
Under construction [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,669
Effect of movements in foreign exchange		(170)
Acquisitions		1,940
Acquisitions through business combinations		0
Disposals through sale and derecognition		(9)
Transfer (to)/from other asset categories and other movements	[1]	(2,263)
Ending balance		1,166	1,669
Carrying amount		1,166	1,669
Under construction [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals through sale and derecognition		2
Impairment losses		(2)
Property Plant And Equipment Owned [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		24,092
Ending balance		21,295	24,092
Carrying amount		$ 21,295	$ 24,092

[1]	The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.